Financial Instruments by Category - Schedule of Net Income and Expenses From Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets at Amortized Cost | Interest Income
Disclosure Of Financial Instruments [Line Items]
Income and expenses on financial assets at amortized cost	₩ 1,626	₩ 819	₩ 554
Financial Assets at Amortized Cost | Differences in Foreign Currency
Disclosure Of Financial Instruments [Line Items]
Income and expenses on financial assets at amortized cost	1,267	159	231
Financial Liabilities at Amortized Cost | Interests Expense
Disclosure Of Financial Instruments [Line Items]
Income and expenses on financial liabilities at amortized cost	(277)
Financial Liabilities at Amortized Cost | Differences in Foreign Currency
Disclosure Of Financial Instruments [Line Items]
Income and expenses on financial liabilities at amortized cost	₩ (22)	₩ 105	₩ (349)